Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 341,163	$ 195,516
Receivables, prepaids and deposits	7,858	10,367
Total current assets	349,021	205,883
NON-CURRENT ASSETS
Investment in Green Technology Metals	829	2,580
Investment in Ascend Elements	4,445	8,582
Restricted cash	288	288
Property, plant and equipment	330,552	206,082
Other assets	6,860	15,315
Exploration and evaluation assets	972	770
Total non-current assets	343,946	233,617
TOTAL ASSETS	692,967	439,500
CURRENT LIABILITIES
Accounts payable and accrued liabilities	23,703	23,361
Current Portion of Leases	1,241	854
GM transaction derivative liability	210	348
Total current liabilities	25,154	24,563
LONG-TERM LIABILITIES
Leases and other liabilities	6,566	6,613
Decommissioning provision	2,567	862
Total Long-term liabilities	9,133	7,475
TOTAL LIABILITIES	34,287	32,038
SHAREHOLDERS' EQUITY
Share capital	927,650	656,802
Contributed surplus and net former parent investment	15,738	15,020
Deficit	(284,708)	(264,360)
TOTAL SHAREHOLDERS' EQUITY	658,680	407,462
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 692,967	$ 439,500